Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Belgium ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.7%
bpost SA	34,148	$334,789

Banks — 9.6%
KBC Group NV	68,493	4,492,500

Beverages — 22.2%
Anheuser-Busch InBev SA/NV	129,191	10,453,227

Biotechnology — 5.3%
Argenx SE(a)	8,206	1,013,195
Galapagos NV(a)(b)	12,791	1,456,723

		2,469,918

Capital Markets — 1.0%
Gimv NV	8,116	485,666

Chemicals — 9.0%
Recticel SA	19,624	167,946
Solvay SA	19,987	1,872,673
Tessenderlo Group SA(a)	11,866	384,786
Umicore SA	60,342	1,795,365

		4,220,770

Construction & Engineering — 0.7%
Cie. d’Entreprises CFE	3,704	337,221

Distributors — 1.0%
D’ieteren SA/NV	11,013	475,553

Diversified Financial Services — 10.2%
Ackermans & van Haaren NV	7,358	1,124,136
Groupe Bruxelles Lambert SA	22,530	2,095,373
KBC Ancora	13,283	635,298
Sofina SA	4,784	923,338

		4,778,145

Diversified Telecommunication Services — 2.9%
Proximus SADP	46,498	1,344,601

Electric Utilities — 1.4%
Elia System Operator SA/NV	9,715	674,454

Electronic Equipment, Instruments & Components — 1.5%
Barco NV	3,574	694,581

Entertainment — 0.8%
Kinepolis Group NV	6,865	377,911

Equity Real Estate Investment Trusts (REITs) — 8.5%
Aedifica SA	9,012	827,504
Befimmo SA	8,649	483,828
Cofinimmo SA	7,283	917,087
Intervest Offices & Warehouses NV	12,151	335,127
Montea CVA	3,150	273,445
Retail Estates NV	2,986	262,203
Warehouses De Pauw CVA	5,696	883,549

		3,982,743

Food & Staples Retailing — 2.9%
Colruyt SA	18,527	1,373,343

Health Care Equipment & Supplies — 0.9%
Biocartis NV(a)(b)(c)	20,955	253,594
Ion Beam Applications(a)	11,247	181,605

		435,199

Security	Shares	Value

Health Care Providers & Services — 0.8%
Fagron	19,424	$370,132

Health Care Technology — 0.7%
AGFA-Gevaert NV(a)	86,464	350,140

Insurance — 5.1%
Ageas	49,183	2,393,973

IT Services — 0.5%
Econocom Group SA/NV(b)	65,756	232,869

Media — 2.0%
Telenet Group Holding NV	17,843	959,173

Metals & Mining — 0.8%
Bekaert SA	15,141	370,517

Oil, Gas & Consumable Fuels — 1.5%
Euronav NV	62,338	526,902
Exmar NV(a)	31,723	197,963

		724,865

Personal Products — 1.0%
Ontex Group NV	27,926	474,570

Pharmaceuticals — 6.0%
Mithra Pharmaceuticals SA(a)(b)	5,797	158,267
UCB SA	34,895	2,662,862

		2,821,129

Semiconductors & Semiconductor Equipment — 1.2%
Melexis NV	7,774	543,601

Textiles, Apparel & Luxury Goods — 0.6%
Sioen Industries NV	5,936	167,023
Van de Velde NV	4,663	130,165

		297,188

Wireless Telecommunication Services — 0.7%
Orange Belgium SA	16,454	312,437

Total Common Stocks — 99.5% (Cost: $57,601,647)		46,781,215

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	1,020,791	1,021,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	26,173	26,173

		1,047,373

Total Short-Term Investments — 2.2% (Cost: $1,047,123)		1,047,373

Total Investments in Securities — 101.7% (Cost: $58,648,770)		47,828,588

Other Assets, Less Liabilities — (1.7)%		(788,808)

Net Assets — 100.0%		$47,039,780

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Belgium ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,512,858	(492,067)	1,020,791	$1,021,200	$31,748	(a)	$(87)	$(105)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,487	10,686	26,173	26,173	405		—	—

				$1,047,373	$32,153		$(87)	$(105)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$46,781,215	$—	$—	$46,781,215
Money Market Funds	1,047,373	—	—	1,047,373

	$47,828,588	$—	$—	$47,828,588

2